Note 11 - Long-term Debt and Financing (Tables)	9 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of detailed information about borrowings [text block]
		Dec. 31,	March 31,
	Maturity	2018	2018
Credit facility (a)	September 1, 2020	$198,380	$122,115
Less: Debt issue costs (a)		(2,584)	(664)
Filter Group Financing (b)		19,390	-
8.75% loan (c)	September 12, 2023	123,002	-
6.75% $100M convertible debentures (d)	March 31, 2023	86,898	85,760
6.75% $160M convertible debentures (e)	December 31, 2021	150,215	148,146
6.5% convertible bonds (f)	July 29, 2019	140,832	188,147
		716,133	543,504
Less: Current portion		(150,050)	(121,451)
		$566,083	$422,053

Disclosure of maturity of debt [text block]
	Less than 1 year	1–3 years	4–5 years	More than 5 years	Total
Credit facility (a)	$-	$198,380	$-	$-	$198,380
Filter Group Financing (b)	9,217	8,987	1,186	-	19,390
8.75% loan (c)	-	-	138,944	-	138,944
6.75% $100M convertible debentures (d)	-	-	100,000	-	100,000
6.75% $160M convertible debentures (e)	-	-	160,000	-	160,000
6.5% convertible bonds (f)	142,422	-	-	-	142,422
	$151,639	$207,367	$400,130	$-	$759,186

Disclosure of reconciliation of liabilities arising from financing activities [text block]
	As at April 1, 2018	Cash inflows/ (outflows)	Foreign Exchange	Non-cash changes	As at Dec. 1, 2018
Credit facility (a)	$121,451	$73,681	$-	$664	$195,796
Filter Group Financing (b)	-	(2,221)	-	21,611	19,390
8.75% loan (c)	-	116,016	6,376	610	123,002
6.75% $100M convertible debentures (d)	85,760	-	-	1,138	86,898
6.75% $160M convertible debentures (e)	148,146	-	-	2,069	150,215
6.5% convertible bonds (f)	188,147	(59,574)	7,751	4,508	140,832
	$543,504	$127,902	$14,127	$30,600	$716,133
Less: Current portion	(121,451)	$-	$-	$-	$(150,050)
	$422,053	$127,902	$14,127	$30,600	$566,083
	As at April 1, 2017	Cash inflows/ (outflows)	Foreign Exchange	Non-cash changes	As at March 31, 2018

Credit facility (a)	$66,001	$53,857	$-	$1,593	$121,451
6.75% $100M convertible debentures (d)	-	95,869	-	(10,109)	85,760
6.75% $160M convertible debentures (e)	145,579	-	-	2,567	148,146
6.5% convertible bonds (f)	190,486	-	(6,101)	3,761	188,147
5.75% convertible debentures (g)	96,022	(100,000)	-	3,978	-
	$498,088	$49,726	$(6,101)	$1,790	$543,504
Less: Current portion	-	$-	$-	$-	$(121,451)
	$498,088	$49,726	$(6,101)	$1,790	$422,053

Disclosure of finance cost [text block]
	Three months	Three months	Nine months	Nine months
	ended	ended	ended	ended
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2018	2017	2018	2017
Credit facility (a)	$5,469	$3,402	$14,523	$8,972
Filter Group Financing (b)	459	-	459	-
8.75% loan (c)	4,318	-	4,318	-
6.75% $100M convertible debentures (d)	1,925	-	6,510	-
6.75% $160M convertible debentures (e)	3,399	3,342	10,168	9,404
6.5% convertible bonds (f)	3,714	4,043	13,490	11,784
5.75% convertible debentures (g)	-	2,101	-	6,246
Collateral cost and other	3,478	378	9,757	1,371
	$22,762	$13,266	$59,225	$37,777